UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended: December 31, 2004

Institutional Investment Manager Filing this Report:
Name:                     Rosenblum-Silverman-Sutton
Address:                  1388 Sutter Street, Ste 725
                          San Francisco, CA 94109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Report Type
x                         13F HOLDINGS REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934 BARBARA ROSENBLUM

Form 13F Summary Page
Report Summary:
Number of Other Included Manager0
Form 13F Information Table Entry81
Form 13F Information Table Value$156,838




Value
Investment

Security
Class
Cusip
X
$1000
Discretion
Sole
Ace Ltd Ord
COM

2455
57428SOLE
57428
Affiliated Mgrs Group
COM

325
4800SOLE
4800
American Express
COM
025816109
601
10657SOLE
10657
American Intl Group Inc.
COM
026874107
6290
95778SOLE
95778
Ameritrade Hldg Corp.
COM
03074k100
5511
387530SOLE
387530
Amgen
COM
031162100
3540
55186SOLE
55186
Applied Materials
COM
038222105
2403
140500SOLE
140500
ATI Technologies Inc.
COM

1960
101100SOLE
101100
Avery Dennison Corp.
COM
053611109
378
6300SOLE
6300
Bankamerica Corp. New
COM
060505104
445
9478.46SOLE
9478.46
Best Buy
COM
086516101
2874
48360SOLE
48360
BHP Billiton Ltd Adr
ADR
088606108
4370
181950SOLE
181950
Boston Scientific
COM
101137107
1251
35200SOLE
35200
Capital One Financial
COM
14040H105
1533
18200SOLE
18200
Caremark RX Inc
COM
141705103
360
9125SOLE
9125
CEF Ishares Tr (BioTech)
COM
464287556
336
4456SOLE
4456
CEF Select Sector (Basic
Materials)
COM
81369y100
2126
71500SOLE
71500
ChevronTexaco Corp
COM
166764100
527
10036.07SOLE
10036.07
Chico's FAS Inc.
COM
168615102
264
5800SOLE
5800
Cisco Systems
COM
17275R102
3972
205589SOLE
205589
CIT Group Inc. A
COM
125581108
2829
61750SOLE
61750
Citigroup
COM
172967101
5288
109764.31SOLE
109764.31
Clear Channel Commun Com
COM
184502102
276
8250SOLE
8250
Dicks Sporting Goods Inc.
COM
253393102
4314
122740SOLE
122740
Doubleclick Inc.
COM
258609304
1826
234650SOLE
234650
Dow Chemical
COM
260543103
386
7800SOLE
7800
DPS Biotech Holders Trust
COM
09067D201
3303
21600SOLE
21600
EBAY Inc
COM
278642103
1175
10100SOLE
10100
Exxon Mobil Corporation
COM
30231G102
594
11596SOLE
11596
Fisher Scientific INTL
COM
338032204
1263
20248SOLE
20248
Flextronics Int'l
COM

1328
96100SOLE
96100
General Electric
COM
369604103
4920
134794.43SOLE
134794.43
Genesee Wyoming
COM
371559105
1081
38411SOLE
38411
Golden West Financial Corp.
COM
381317106
303
4940SOLE
4940
Goldman Sachs Group Inc.
COM
38141G104
479
4600SOLE
4600
Greenfield Online, Inc.
COM
395150105
1158
52650SOLE
52650
Greg Manning Auction Inc.
COM
563823103
343
27700SOLE
27700
Grey Global Group Inc.
COM
39787m108
759
690SOLE
690
GTech Holdings Corp
COM
400518106
3433
132300SOLE
132300
Harman Int'l Industries Inc.
COM
413086109
3169
24950SOLE
24950
Harrah's Entertainment
COM
413619107
2926
43750SOLE
43750
Helen Of Troy
COM
G4388N106
1232
36650SOLE
36650
Honeywell International Inc.
COM
438516106
439
12400SOLE
12400
IBM
COM
459200101
791
8024.26SOLE
8024.26
Intel Corp
COM
458140100
5374
229772.96SOLE
229772.96
Invitrogen Corp.
COM
46185r100
1155
17200SOLE
17200
Iron Mountain
COM
462846106
3477
114030SOLE
114030
J.C. Penney
COM
708160106
681
16450SOLE
16450
Johnson & Johnson
COM
478160104
691
10891.71SOLE
10891.71
JP Morgan Chase & Co.
COM
46625H100
747
19150SOLE
19150
Lowes Companies
COM
548661107
649
11270SOLE
11270
Martek Bio
COM
572901106
812
15850SOLE
15850
Marvel Technology Group
COM
g5876h105
2020
56950SOLE
56950
Mcgraw Hill Co.
COM
580645109
754
8240.33SOLE
8240.33
Michaels Stores Inc.
COM
594087108
3709
123750SOLE
123750
Microsoft
COM
594918104
3083
115374.42SOLE
115374.42
Mohawk Industries
COM
608190104
1560
17100SOLE
17100
Nextel Comm Inc-Cl A
COM
65332V103
1082
36050SOLE
36050
Office Depot
COM
676220106
490
28200SOLE
28200
Omnicare Inc.
COM
681904108
2421
69925SOLE
69925
Oshkosh Truck Corp.
COM
688239201
639
9350SOLE
9350
Petsmart Inc.
COM
716768106
4251
119650SOLE
119650
Pfizer Inc.
COM
717081103
1053
39158.6SOLE
39158.6
Plains Exploration
COM
726505100
473
18200SOLE
18200
Providian Corp
COM
74406A102
2444
148400SOLE
148400
Rayovac Corp.
COM
755081106
848
27750SOLE
27750
Royal Dutch
COM
780257804
631
10989SOLE
10989
Staples Inc.
COM
855030102
4579
135824SOLE
135824
Steiner Leisure Ltd.
COM
p8744y102
1593
53300SOLE
53300
Teva Pharmaceutical Inds
COM
881624209
2339
78340SOLE
78340
Time-Warner
COM
887315109
874
44950SOLE
44950
Total Fina SA Spon ADR
ADR
89151E109
269
2450SOLE
2450
Tyco International
COM
902124106
2883
80672SOLE
80672
United Rentals
COM
911363109
1463
77400SOLE
77400
United Technologies
COM
913017109
6332
61271.18SOLE
61271.18
Univision Comm. Cl A
COM
914906102
1982
67705SOLE
67705
Utd Surg. Ptnrs Intl
COM
913016309
360
8640SOLE
8640
WYETH
COM
983024100
1912
44890SOLE
44890
Yellow Roadway Corp.
COM
985509108
3070
55100SOLE
55100
Zebra Technologies
COM
989207105
2765
49125SOLE
49125
Zimmer Holdings Inc.
COM
989565P102
2237
27921SOLE
27921